Liquidity and Going Concern (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Liquidity And Going Concern
Accumulated deficit	$ 77,029		$ 77,029		$ 68,325	$ 29,101
Cash and cash equivalents	700		700		1,500	600
Net operating losses	$ 3,002	$ 4,952	6,658	$ 8,568	36,757	15,419
Operating activities			2,438	$ 6,509	$ 15,555	$ 9,682
Cash provided by operating activities			2,400
Proceeds from market offering program			$ 73,600